S000048335 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Bridge Builder Large Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	13.26%	12.01%	11.94%
Bridge Builder Large Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.56%	9.87%	10.57%
Bridge Builder Large Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.93%	9.25%	9.65%